Related party transactions	12 Months Ended
Dec. 31, 2021
Related party transactions
Related party transactions
28 Related party transactions

A related party is a person or entity that is related to Just Eat Takeaway.com. These include both people and entities that have, or are subject to, the influence or control of Just Eat Takeaway.com (for example key management personnel). Transactions with related parties are accounted for in accordance with the requirements of relevant IFRS standards and take into account the substance as well as the legal form.

Balances and transactions within Just Eat Takeaway.com, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this Note. Details of transactions between Just Eat Takeaway.com and other related parties are disclosed below.

Trading transactions

During 2021, Just Eat Takeaway.com did not enter into material transactions with related parties that are not members of Just Eat Takeaway.com (2020 and 2019: none). No expense has been recognised in the current or prior years for bad or doubtful debts in respect of the amounts owed by related parties.

Loans to related parties

Just Eat Takeaway.com did not enter into new loans with related parties that are not Just Eat Takeaway.com entities (2020: none).

Other transactions with related parties

Funding payments of €83 million were made to iFood during 2021 (2020: €55 million, of which €44 million were made to iFood and €11 million were made to ECAC, 2019: none). Refer to Note 15 for more details. Other than these, there were no significant related party transactions.

Loans from related parties

There are no loans from related parties as at 31 December 2021 (31 December 2020: none).

Transactions with key management personnel of the Company

The members of the Management Board and the Supervisory Board are considered key management personnel as defined in IAS 24.

The remuneration policy for members of the Management Board was developed by the Supervisory Board, approved, adopted and amended by the General Meeting. On 15 May 2020, the day after the General Meeting 2020, the current remuneration policy entered into force.

The total remuneration of the Management Board is as follows:

€’000	J. Groen (CEO)	B. Wissink (CFO)	J. Gerbig (COO)	2021
Short-term benefits	697	658	659	2,014
Post-employment benefits	50	50	50	150
Share-based payments	435	404	397	1,236
Total	1,182	1,112	1,106	3,400

€’000	J. Groen (CEO)	B. Wissink (CFO)	J. Gerbig (COO)	2020
Short-term benefits	984	926	905	2,815
Post-employment benefits	50	50	50	150
Share-based payments	310	278	265	853
Total	1,344	1,254	1,220	3,818

€’000	J. Groen (CEO)	B. Wissink (CFO)	J. Gerbig (COO)	2019
Short-term benefits	479	438	404	1,321
Post-employment benefits	50	50	46	146
Share-based payments	191	176	172	539
Total	720	664	622	2,006

From 15 June 2021 until 30 November 2021 M. Maloney was a member of the Management Board and in this capacity his maximum remuneration by Just Eat Takeaway.com was bound by the remuneration policy of the Management Board. However, as M. Maloney did not enter into a management agreement with the Company, he did not benefit from the compensation package under the Company's remuneration policy or severance arrangement for the Management Board.

In the period from 15 June 2021 until 30 November 2021, M. Maloney received an amount of €250 thousand from Grubhub, which includes the pro-rata payment of his annual base fee of €450 thousand.

As per 8 August 2020, Grubhub established the Grubhub Inc. Executive Severance Plan (the “GH Severance Plan”). Grubhub qualified M. Maloney as Tier 1 Participant and his severance due to termination of his employment relationship with Grubhub was calculated accordingly.

The total remuneration of the Supervisory Board is as follows:

€’000	2021	2020	2019
Adriaan Nühn (Chair)	135	115	65
Corinne Vigreux	98	80	50
Ron Teerlink	87	75	50
Gwyn Burr	98	68	-
Jambu Palaniappan	77	53	-
Johannes Reck	-	7	38
Lloyd Frink	45	-	-
David Fisher	60	-	-
Total	600	398	203

No loans, advances or guarantees were granted to members of the Management Board and Supervisory Board in 2021 (2020: none, 2019: none).

David Fisher and Lloyd Frink held shares in Grubhub prior to the Grubhub Acquisition, which were rolled-over into shares in Just Eat Takeaway.com. As at 31 December 2021, David Fisher held 20,330 ADSs and 31,530 vested options, which, upon exercise, can be settled in 31,530 ordinary shares or 157,650 ADSs. As per the same dated, Lloyd Frink held 282,354 ADSs and 37,168 vested options, which upon exercise, can be settled in 37,168 ordinary shares or 185,840 ADSs. As per 31 December 2021, no other Supervisory Board members held shares or share options in the Company.